SEGMENT (Tables)	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenues by product and service categories for the six months ended December 31, 2021 and 2020 was as follows:

	For the six months ended December 31,
	2021	2020

Product sales:
Traditional pet products	$7,137,899	$7,610,266
Intelligent pet products	9,902,154	3,383,666
Climbing hooks and others	794,749	769,199
Total revenue from product sales	17,834,802	11,763,131

Service:
Dyeing services	312,676	482,376
Other services	28,891	-
Total revenue from service	341,567	482,376
Total revenue	$18,176,369	$12,245,507

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended December 31,
	2021	2020

Geographic location
Sales in China domestic market	$8,532,775	$6,430,883
Sales to international markets	9,643,594	5,814,624
Total	$18,176,369	$12,245,507